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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-05083

                 WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND
               (Exact name of registrant as specified in charter)

                       99 Park Avenue, New York, NY 10016
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                       99 PARK AVENUE, NEW YORK, NY 10016
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:  DECEMBER 31, 2002

Date of reporting period: JUNE 30, 2003

Item 1. Report to Shareholders.



                                                                  Van Eck Global
--------------------------------------------------------------------------------
                                                       Worldwide Insurance Trust
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2003

                                                             Worldwide Bond Fund

                          GLOBAL INVESTMENTS SINCE 1955

The information in the shareholder letter represents the personal opinions of the individual portfolio manager(s) and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Fund's holdings, the Fund's performance, and the views of the portfolio manager(s) are as of June 30, 2003, and are subject to change.

                               WORLDWIDE BOND FUND
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to report that the Van Eck Worldwide Bond Fund had a total return of 10.35% for the first half of 2003. This result compares favorably to the benchmark Citigroup World Government Bond Index,* which returned 3.01% in local currency terms and 7.11% in U.S. dollar terms over the same time period. Thus far, 2003 has seen a continuation of the positive environment that made 2002 a good year for global bond investors as bond yields continued to fall and U.S. dollar weakness continued to favor U.S.-based global investors. While world equity markets rebounded quite dramatically in the second quarter, lackluster global economic activity and a lack of inflation continued to drive bond yields lower across major bond markets for most of the first half. In addition, a continued weakening of the U.S. dollar against most major currencies enhanced global bond returns. For the year-to-date period, the euro appreciated 9.7%, the Canadian dollar strengthened 16.7%, and the Australian dollar appreciated 19.9% versus the U.S. dollar.


BOND MARKET REVIEW

The first quarter of 2003 was characterized by falling bond yields and weak equity markets as investor confidence around the globe was shaken by the uncertainty surrounding the anticipated conflict in Iraq. Global equity markets rebounded quite strongly in late March as it became apparent that the military conflict would be short-lived. While global equity markets continued to rise for most of the second quarter, global bond yields actually headed lower as most economic indicators continued to point toward relatively weak economic growth. Bond yields across the globe were also pushed lower by global central bankers addressing the increasing risk of deflation (falling prices) and their proclivity to continue easing monetary policy. The Federal Reserve cut rates by 25 basis points (0.25%) in June and the European Central Bank (ECB) lowered rates twice for a total of 75 basis points during the first half of 2003.

The U.S. economy grew by 1.4% in real terms during the first quarter and growth is expected to come in just above 1% for the second quarter. While growth in the U.S. is expected to rebound in the second half, other economic fundamentals have remained relatively weak. The unemployment rate ended the half on a high of 6.4%. Both the U.S. current account deficit and the U.S. Federal budget deficit continued to widen during the first half. We feel that deteriorating economic fundamentals, combined with the low interest rate environment, have been the driving force behind the weakening U.S. dollar. The Fund benefited by being neutral U.S. duration and underweight U.S. currency exposure so far this year. It ended the period with an 18.7% allocation to the U.S. bond market. The Salomon Smith Barney U.S. Government Bond Index+ rose 3.74% during the period.

The countries making up the Eurozone continued to suffer from subpar growth during the period. The ECB continued to ease monetary policy in the first half as economic activity remained weak, inflationary pressures moderated, and the euro continued to strengthen. As mentioned above, The ECB cut the repo rate (the refinancing benchmark rate) by a total of 75 basis points during the period; the rate ended June at 2% following the 50-basis-point cut earlier in the month. The European Government Bond Index gained 4.21% for the first half in local currency terms, or 14.04% in U.S. dollar terms. The Fund remained fairly neutral duration and overweight currency exposure relative to the benchmark Index for the Eurozone and, at June 30, had a 37.9% allocation to the region.

The Fund remained overweight the UK bond market during the first half (8.1% of Fund net assets). The Bank of England also eased monetary policy during the period as the economy softened and inflationary pressures abated. The British Pound Sterling appreciated less against the U.S. dollar than the euro, which in turn meant that UK bonds underperformed their Eurozone counterparts in U.S. dollar terms. Nevertheless, the UK government

                               WORLDWIDE BOND FUND
--------------------------------------------------------------------------------

bond market gained 2.86% in local currency terms, or 5.43% in U.S. dollar terms.

We also held positions in two other European countries outside of the Eurozone:
Sweden and Norway (5.3% and 3.2% of Fund net assets, respectively). As the Swedish krona gained 8.8% against the U.S. dollar, the Norwegian krone weakened 3.7%. The Fund benefited from an overweight position in the Swedish bond market, which returned 13.83% in U.S. dollar terms. While the Norwegian position underperformed its European counterparts, this country's bond market did contribute to absolute performance with a 3.48% U.S. dollar return for the first half.

The Japanese economy continued to muddle along with slightly positive real growth levels. However, deflationary pressures continued to remain a problem. Japanese 10-year government bonds traded down in yield to a low of 0.45% in mid-June, but then backed up to finish the first half at 0.85%. We continued to avoid the Japanese bond market (0% of Fund net assets) as we felt there were more attractive opportunities elsewhere. This benefited the Fund as the Japanese bond market returned only 0.67% in local currency terms (-0.51% in U.S. dollar terms), making it one of the poorest performing global bond markets for the first six months of the year.

The dollar bloc bond markets of Australia, Canada, and New Zealand were the major beneficiaries of U.S. dollar weakness during the period. The economies of all three countries turned in strong performances relative to their European and American counterparts. Also, the relatively high short-term interest rates in these countries made it more attractive to hold their currencies. At the end of June, the Fund's exposure to New Zealand was 5.5% of net assets, Australian bond market exposure was 4.9% and Canadian bond exposure was 9.7%. For the year-to-date period, U.S. dollar returns of government bonds in these countries were 19.18% for New Zealand, 22.76% for Australia, and 20.92% for Canada.

The Fund held two emerging markets bond positions, both of which performed very well during the first half. The Brazilian bond holding (2.1% of Fund net assets) rebounded superbly as investors became more comfortable with the presidential election of Luis Inazio "Lula" da Silva. On a total return basis, this bond returned almost 44% in the first half. The Mexican bond position, in the Mexican telephone provider Telmex (2.3% of Fund net assets), added to Fund performance as well with an 8% return for the first half.

An allocation to global bond markets has provided diversification benefits to shareholders during the period under review. We strongly believe that asset allocation can play a crucial role in successful portfolio planning, particularly during uncertain economic times. We appreciate your participation in the Van Eck Worldwide Bond Fund and look forward to helping you meet your investment goals in the future.

[PHOTOS OMITTED]


/s/ CHARLES T. CAMERON     /s/ GREGORY F. KRENZER

CHARLES T. CAMERON         GREGORY F. KRENZER
CO-PORTFOLIO MANAGER       CO-PORTFOLIO MANAGER

July 10, 2003

                               WORLDWIDE BOND FUND
--------------------------------------------------------------------------------

All references to Fund assets refer to Total Net Assets.

All indices listed are unmanaged indices and do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index's performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.

*The Citigroup (formerly Salomon Smith Barney) World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of approximately 20 world government bond markets.

+All country and regional bond market returns are Citigroup Government Bond Indices.

THE PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT ILLUSTRATIVE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. These returns do not take variable annuity/life fees and expenses into account.

The Fund is only available to life insurance and annuity companies to fund their variable annuity and variable life insurance products. These contracts offer life and tax benefits to the beneficial owners of the Fund. Your insurance or annuity company charges fees and expenses for these benefits which are not reflected in this report or in the Fund's performance since they are not direct expenses of the Fund. Had these fees been included, returns would have been lower. For insurance products, performance figures do not reflect the cost for insurance and if they did, the performance shown would be significantly lower. A review of your particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

                               WORLDWIDE BOND FUND
--------------------------------------------------------------------------------



                            GEOGRAPHICAL WEIGHTINGS*
                         AS OF JUNE 30, 2003 (UNAUDITED)

        [The table below represents a pie chart in the printed report.]

                    Brazil                                2.1%
                    Germany                              21.8%
                    United States                        18.7%
                    New Zealand                           5.5%
                    Sweden                                5.3%
                    United Kingdom                        8.1%
                    Other Assets Less Liabilities         2.3%
                    Italy                                 4.4%
                    Canada                                9.7%
                    Spain                                 3.7%
                    Australia                             4.9%
                    France                                5.7%
                    Norway                                3.2%
                    Mexico                                2.3%
                    Ireland                               2.3%

----------
*Percentage of net assets.

                               WORLDWIDE BOND FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

         PRINCIPAL                                 VALUE
COUNTRY   AMOUNT       BONDS AND NOTES           (NOTE 1)
--------------------------------------------------------------------------------
BONDS AND NOTES:
AUSTRALIA: 4.9%
                    Australia Government Bond
    AUD 6,400,000   6.50% due 5/15/13                                $ 4,783,471
                                                                     -----------
BRAZIL: 2.1%
                    Republic of Brazil Bond
    USD 2,000,000   11.25% due 7/26/07                                 2,090,000
                                                                     -----------
CANADA: 9.7%
                    Canadian Government Bonds
    CAD 7,000,000   6.00% due 6/01/11                                  5,769,133
        4,750,000   5.75% due 9/01/06                                  3,769,768
                                                                     -----------
                                                                       9,538,901
                                                                     -----------
FRANCE: 5.7%
                    French Government Bond
    EUR 4,700,000   3.75% due 1/12/07                                  5,577,485
                                                                     -----------
GERMANY: 21.8%
                    Bundesrepublik Deutschland Bonds
    EUR 3,579,043   7.375% due 1/03/05                                 4,427,668
        2,709,847   6.00% due 1/04/07                                  3,451,366
        5,000,000   5.00% due 7/04/11                                  6,293,013
        3,000,000   4.75% due 7/04/28                                  3,472,153
        3,000,000   4.50% due 7/04/09                                  3,682,462
                                                                     -----------
                                                                      21,326,662
                                                                     -----------
IRELAND: 2.3%
                    Irish Government Bond
    EUR 1,714,146   8.00% due 8/18/06                                  2,285,382
                                                                     -----------
ITALY: 4.4%
                    Italian Government Bond
    EUR 3,500,000   4.50% due 3/01/07                                  4,271,284
                                                                     -----------
MEXICO: 2.3%
                    Telefonos de Mexico, S.A. Bond
    USD 2,000,000   8.25% due 1/26/06                                  2,250,000
                                                                     -----------
NEW ZEALAND: 5.5%
                    International Bank for
                      Reconstruction &
                      Development Bond
    NZD 4,000,000   7.50% due 11/30/05                                 2,478,706
                    New Zealand Government Bond
        4,500,000   6.50% due 4/15/13                                  2,865,831
                                                                     -----------
                                                                       5,344,537
                                                                     -----------
NORWAY: 3.2%
                    Norwegian Government Bond
   NOK 22,000,000   5.75% due 11/30/04                               $ 3,139,631
                                                                     -----------
SPAIN: 3.7%
                    Spanish Government Bond
    EUR 3,000,000   4.00% due 1/31/10                                  3,579,860
                                                                     -----------
SWEDEN: 5.3%
                    Swedish Government Bond
   SEK 40,000,000   6.00% due 2/09/05                                  5,230,486
                                                                     -----------
UNITED KINGDOM: 8.1%
                    Great Britain Government Bonds
    GBP 2,400,000   7.50% due 12/07/06                                 4,470,344
        2,000,000   5.00% due 3/07/12                                  3,518,001
                                                                     -----------
                                                                       7,988,345
                                                                     -----------
UNITED STATES: 18.7%
                    Core Investment Grade Trust
    USD 1,000,000   4.727% due 11/30/07                                1,062,725
                    U.S. Treasury Notes
        1,000,000   6.50% due 8/15/05*                                 1,108,360
        5,000,000   5.50% due 5/15/09*                                 5,760,550
        3,000,000   4.375% due 5/15/07*                                3,260,158
                    U.S. Treasury Bonds
        3,000,000   6.625% due 2/15/27*                                3,861,915
        3,000,000   5.25% due 2/15/29*                                 3,267,540
                                                                     -----------
                                                                      18,321,248
                                                                     -----------
TOTAL BONDS AND NOTES: 97.7%
(COST: $80,616,194)                                                   95,727,292
OTHER ASSETS LESS LIABILITIES: 2.3%                                    2,290,202
                                                                     -----------
NET ASSETS: 100%                                                     $98,017,494
                                                                     ===========

----------
* These securities are segregated as collateral for forward foreign currency contracts.


                        See Notes to Financial Statements

                               WORLDWIDE BOND FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

ASSETS:
Investments, at value (cost $80,616,194) (Note 1) ...............  $ 95,727,292
Receivables:
   Securities sold ..............................................     4,194,954
   Interest .....................................................     2,036,270
   Capital shares sold ..........................................        77,457
                                                                   ------------
Total assets ....................................................   102,035,973
                                                                   ------------
LIABILITIES:
Line of Credit (Note 8) .........................................     3,341,796
Unrealized depreciation on forward
  foreign currency contracts (Note 5) ...........................       376,518
Payables:
   Capital shares redeemed ......................................       170,960
   Due to Adviser ...............................................        89,602
   Accounts payable .............................................        39,603
                                                                   ------------
Total liabilities ...............................................     4,018,479
                                                                   ------------
Net assets ......................................................  $ 98,017,494
                                                                   ============
Shares outstanding ..............................................     7,885,746
                                                                   ============
Net asset value, redemption price and offering price per share ..  $      12.43
                                                                   ============
Net assets consist of:
   Aggregate paid in capital ....................................  $ 86,048,643
   Unrealized appreciation of investments, forward foreign
     currency contracts and foreign currency transactions .......    14,917,648
   Accumulated net investment income ............................     3,034,867
   Accumulated realized loss ....................................    (5,983,664)
                                                                   ------------
                                                                   $ 98,017,494
                                                                   ============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INCOME:
Interest income (net of foreign taxes withheld
   of $14,915) (Note 1) ...........................                $  2,437,126
EXPENSES:
Management (Note 2) ...............................  $    535,419
Administration (Note 2) ...........................         1,070
Professional fees .................................        39,232
Trustees' fees and expenses .......................        18,651
Reports to shareholders ...........................        16,871
Custodian .........................................        16,240
Transfer agent ....................................         6,445
Interest (Note 8) .................................         1,806
Other .............................................         6,525
                                                     ------------
Total expenses ....................................                     642,259
                                                                   ------------
Net investment income .............................                   1,794,867
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   (NOTE 3):
Realized gain from security transactions ..........                     166,485
Realized gain from foreign currency transactions ..                   1,358,038
Change in unrealized appreciation of forward
   foreign currency contracts and foreign
   currency transactions ..........................                    (555,194)
Change in unrealized appreciation of investments ..                   8,343,482
                                                                   ------------
                                                                      9,312,811
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................................                $ 11,107,678
                                                                   ============

                        See Notes to Financial Statements

                               WORLDWIDE BOND FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           SIX MONTHS ENDED      YEAR ENDED
                                                                                             JUNE 30, 2003      DECEMBER 31,
                                                                                              (UNAUDITED)           2002
                                                                                             -------------     -------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income ..................................................................  $   1,794,867     $   2,869,006
   Realized gain (loss) from security transactions ........................................        166,485          (153,281)
   Realized gain (loss) from foreign currency transactions ................................      1,358,038        (1,171,516)
   Change in unrealized appreciation/depreciation of investments ..........................      8,343,482        11,632,647
   Change in unrealized appreciation of forward foreign currency contracts and foreign
     currency transactions ................................................................       (555,194)          742,815
                                                                                             -------------     -------------
   Net increase in net assets resulting from operations ...................................     11,107,678        13,919,671
                                                                                             -------------     -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ..................................................................     (1,748,846)               --

CAPITAL SHARE TRANSACTIONS*:
   Proceeds from sales of shares ..........................................................    296,845,457       231,462,281
   Reinvestment of dividends ..............................................................      1,748,846                --
   Cost of shares reacquired ..............................................................   (304,975,812)     (202,469,276)
                                                                                             -------------     -------------
   Net increase (decrease) in net assets resulting from capital share transactions ........     (6,381,509)       28,993,005
                                                                                             -------------     -------------
   Total increase in net assets ...........................................................      2,977,323        42,912,676

NET ASSETS:
   Beginning of period ....................................................................     95,040,171        52,127,495
                                                                                             -------------     -------------
   End of period (including accumulated net investment income of $3,034,867
     and $1,630,808, respectively) ........................................................  $  98,017,494     $  95,040,171
                                                                                             =============     =============

*SHARES OF BENEFICIAL INTEREST ISSUED AND REDEEMED (UNLIMITED NUMBER OF $.001 PAR VALUE
   SHARES AUTHORIZED)
   Shares sold ............................................................................     24,737,725        22,143,659
   Reinvestment of dividends ..............................................................        152,074                --
   Shares reacquired ......................................................................    (25,295,913)      (19,384,412)
                                                                                             -------------     -------------
   Net increase (decrease) ................................................................       (406,114)        2,759,247
                                                                                             =============     =============

                        See Notes to Financial Statements

                              WORLDWIDE BOND FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                             SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2003  --------------------------------------------------------
                                                (UNAUDITED)     2002        2001        2000        1999        1998
                                               -------------  -------     -------     -------     -------     --------
Net Asset Value, Beginning of Period ...........  $ 11.46     $  9.42     $ 10.37     $ 10.69     $ 12.28     $  10.99
                                                  -------     -------     -------     -------     -------     --------
Income From Investment Operations:
   Net Investment Income .......................     0.22        0.35        0.57        0.52        0.61         0.57
   Net Realized and Unrealized Gain (Loss)
     on Investments and Foreign Currency
     Transactions ..............................     0.95        1.69       (1.08)      (0.34)      (1.52)        0.82
                                                  -------     -------     -------     -------     -------     --------
Total from Investment Operations ...............     1.17        2.04       (0.51)       0.18       (0.91)        1.39
                                                  -------     -------     -------     -------     -------     --------
Less Dividends and Distributions:
   Dividends from Net Investment Income ........    (0.20)         --       (0.44)      (0.50)      (0.47)       (0.10)
   Distributions from Realized Capital Gains ...       --          --          --          --       (0.21)          --
                                                  -------     -------     -------     -------     -------     --------
Total Dividends and Distributions ..............    (0.20)         --       (0.44)      (0.50)      (0.68)       (0.10)
                                                  -------     -------     -------     -------     -------     --------
Net Asset Value, End of Period .................  $ 12.43     $ 11.46     $  9.42     $ 10.37     $ 10.69     $  12.28
                                                  =======     =======     =======     =======     =======     ========
Total Return (a) ...............................    10.35%      21.66%      (5.11)%      1.88%      (7.82)%      12.75%

=======================================================================================================================
RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000) ................  $98,017     $95,040     $52,127     $74,083     $84,875     $119,283
Ratio of Gross Expenses to Average
   Net Assets ..................................     1.20%(c)    1.24%       1.24%       1.21%       1.22%        1.15%
Ratio of Net Expenses to Average
   Net Assets ..................................     1.20%(c)    1.21%(b)    1.19%(b)    1.15%(b)    1.22%        1.15%
Ratio of Net Investment Income to Average
   Net Assets ..................................     3.35%(c)    4.06%       4.62%       5.14%       4.92%        4.72%
Portfolio Turnover Rate ........................        4%         18%         22%         19%         47%          31%

----------
(a) Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

(b) Excluding interest expense.

(c) Annualized

                        See Notes to Financial Statements

                               WORLDWIDE BOND FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--Van Eck Worldwide Insurance Trust (the "Trust"), organized as a Massachusetts business trust on January 7, 1987, is registered under the Investment Company Act, of 1940, as amended. The following is a summary of significant accounting policies consistently followed by the Worldwide Bond Fund (the "Fund"), a non-diversified series of the Trust, in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION--Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the last business day of the period. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points") which reflects the differences in interest rates between the U.S. and the foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

B. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. CURRENCY TRANSLATION -- Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies on the last business day of the period. Purchases and sales of investments are translated at the exchange rates prevailing when such investments were acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

D. DIVIDEND AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts reported in accordance with accounting principles generally accepted in the United States.

E. OTHER--Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization on premiums and discounts, is accrued as earned.

NOTE 2--MANAGEMENT AGREEMENT--Van Eck Associates Corporation (the "Adviser") earned fees for investment management and advisory services provided to the Fund. The fee is based on an annual rate of 1% on the first $500 million of average daily net assets, 0.90 of 1% on the next $250 million and 0.70 of 1% on the excess over $750 million. Certain of the officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Van Eck Securities Corporation. In accordance with the advisory agreement, the Fund paid the Adviser for costs incurred in connection with certain administrative functions.

NOTE 3--INVESTMENTS--Purchases and proceeds from sales of securities, other than short-term obligations, aggregated $4,943,532 and $4,146,144 respectively, for the six months ended June 30, 2003.

NOTE 4--INCOME TAXES--For federal income tax purposes, the identified cost of investments owned, other than foreign forward exchange contracts, at June 30, 2003 was $80,616,194. At June 30, 2003, net unrealized appreciation for federal income tax purposes aggregated $15,111,098 of which $15,288,683 related to appreciated securities and $177,585 related to depreciated securities.

NOTE 5--FORWARD FOREIGN CURRENCY CONTRACTS--The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities. In addition, the Fund may enter into forward foreign currency contracts to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts are included in realized gain (loss) from foreign currency transactions. At June, 30 2003, the Fund had the following outstanding forward foreign currency contract:

                                    VALUE AT
                                   SETTLEMENT             CURRENT    UNREALIZED
CONTRACTS                             DATE                  VALUE   DEPRECIATION
---------                          ----------             -------   ------------
FORWARD FOREIGN CURRENCY BUY CONTRACTS:
EUR 4,000,000
     Expiring 9/17/03              $ 4,599,053         $ 4,724,000    $(124,947)
JPY  1,400,000,000
     Expiring 9/17/03               11,925,043          11,720,125     (204,918)

FORWARD FOREIGN CURRENCY SELL CONTRACT:
EUR 4,000,000
     Expiring 9/17/03                4,552,400           4,599,053      (46,653)
                                                                    ------------
                                                                    $(3,341,795)
                                                                    ============

                               WORLDWIDE BOND FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The Fund may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar.

NOTE 6--CONCENTRATION OF RISK--The Fund invests in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Fund may have significant investments in foreign debt securities it may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

NOTE 7--TRUSTEE DEFERRED COMPENSATION PLAN--The Trust established a Deferred Compensation Plan (the "Plan") for Trustees. Commencing January 1, 1996, the Trustees can elect to defer receipt of their Trustee fees until retirement, disability or termination from the board. The Fund's contributions to the Plan are limited to the amount of fees earned by the participating Trustees. The fees otherwise payable to the participating Trustees are invested in shares of the Van Eck Funds as directed by the Trustees.

The Fund has elected to show the deferred liability net of the asset for financial statement purposes. As of June 30, 2003, the net value of the assets and corresponding liability of the Fund's portion of the Plan is $52,804.

NOTE 8--BANK LINE OF CREDIT--The Trust may participate with other funds managed by the Adviser (the "Van Eck Funds") in a $45 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Van Eck Funds, including the Fund, at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Van Eck Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Van Eck Funds at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended June 30, 2003, the Fund borrowed an average daily amount of $210,185 at a weighted average interest rate of 1.85% under the Facility. At June 30, 2003, the Fund borrrowed $3,341,796 under the Facility.

NOTE 9--REPURCHASE AGREEMENT--Collateral for a repurchase agreement, in the form of U.S. government obligations, the value of which must be at least 102% of the underlying debt obligation, is held by the Fund's custodian. In the remote chance the counterparty should fail to complete the repurchase agreement, realization and retention of the collateral may be subject to legal proceedings and the Fund would become exposed to market fluctuations on the collateral.

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


Investment Adviser:    Van Eck Associates Corporation
      Distributor:     Van Eck Securities Corporation
                       99 Park Avenue, New York, NY 10016  www.vaneck.com

                                                               [GRAPHIC OMITTED]

This report must be accompanied or preceded by a prospectus, which includes more complete information, such as charges and expenses and the risks associated with international investing, including currency fluctuation or controls, expropriation, nationalization and confiscatory taxation. Please read the prospectus carefully before investing. Additional information about the Fund's Board of Trustees is provided in the "Statement of Additional Information" that is available by calling 1-800-826-2333 or by visiting www.vaneck.com.

Item 2. Code of Ethics.

Not applicable at this time, pursuant to SEC Release 34-47262; IC-25914.


Item 3. Audit Committee Financial Expert.

Not applicable at this time, pursuant to SEC Release 34-47262; IC-25914.


Item 4. Principal Accountant Fees and Services.

Not applicable at this time, pursuant to SEC Release 34-47262; IC-25914.


Item 5. Audit Committee of Listed Registrants.

Not applicable at this time, pursuant to SEC Release 34-47262; IC-25914.


Item 6. [RESERVED]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.


Item 8. [RESERVED]


Item 9. Controls and Procedures.

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the Worldwide Bond Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Worldwide Bond Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.


Item 10. Exhibits.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND

By (Signature and Title) /s/ Bruce J. Smith, VP & Treasurer
                         ----------------------------------
Date  8/25/03
     ---------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        ------------------------
Date  8/25/03
     ---------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date  8/25/03
     ---------